Segment Information - Summary of Segment Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues
Revenue	$ 425,940	$ 425,215	$ 384,565
Segment operating profit/(loss)	9,324	12,440	5,283
Depreciation and amortization	(5,018)	(5,056)	(5,554)
Impairment of property, plant and equipment	(11)	(223)	(2,524)
Interest income	482	876	1,045
Interest expense	(1,200)	(966)	(962)
Income tax (expense)/benefit	(3,886)	(5,140)	(510)
Other disclosures
Capital expenditure	4,508	4,913	5,170
Total assets	305,798	334,843
Total liabilities	83,982	112,017
North Asia (Segment) [Member]
Revenues
Revenue	103,647
Thailand (Segment) [Member]
Revenues
Revenue	213,424
ROW (Segment) [Member]
Revenues
Revenue	108,869
Operating segments [Member]
Revenues
Segment operating profit/(loss)	12,467	15,514	8,137
Depreciation and amortization	(4,998)	(5,053)	(5,551)
Impairment of property, plant and equipment	(11)	(223)	(2,524)
Interest income	770	957	1,153
Interest expense	(1,179)	(1,033)	(1,060)
Income tax (expense)/benefit	(2,980)	(4,464)	247
Other disclosures
Capital expenditure	4,498	4,913	5,170
Total assets	298,222	330,923
Total liabilities	77,071	106,452
Operating segments [Member] | North Asia (Segment) [Member]
Revenues
Segment operating profit/(loss)	5,234	3,256	173
Depreciation and amortization	(829)	(979)	(1,423)
Impairment of property, plant and equipment		(213)	(1,132)
Interest income	117	51	34
Interest expense	(397)	(428)	(692)
Income tax (expense)/benefit	(1,212)	(1,395)	2,844
Other disclosures
Capital expenditure	1,188	991	697
Total assets	54,250	63,853
Total liabilities	20,169	28,928
Operating segments [Member] | Thailand (Segment) [Member]
Revenues
Segment operating profit/(loss)	9,539	11,053	5,463
Depreciation and amortization	(2,836)	(2,760)	(2,689)
Impairment of property, plant and equipment	(11)	(10)	(1,392)
Interest income	611	845	1,022
Interest expense	(748)	(553)	(282)
Income tax (expense)/benefit	(2,152)	(2,727)	(2,059)
Other disclosures
Capital expenditure	2,859	3,332	4,198
Total assets	173,398	181,232
Total liabilities	42,887	55,877
Operating segments [Member] | ROW (Segment) [Member]
Revenues
Segment operating profit/(loss)	(2,306)	1,205	2,501
Depreciation and amortization	(1,333)	(1,314)	(1,439)
Interest income	42	61	97
Interest expense	(34)	(52)	(86)
Income tax (expense)/benefit	384	(342)	(538)
Other disclosures
Capital expenditure	451	590	275
Total assets	70,574	85,838
Total liabilities	14,015	21,647
Corporate expense adjustments and eliminations [Member]
Revenues
Segment operating profit/(loss)	(3,143)	(3,074)	(2,854)
Depreciation and amortization	(20)	(3)	(3)
Interest income	(288)	(81)	(108)
Interest expense	(21)	67	98
Income tax (expense)/benefit	(906)	(676)	(757)
Other disclosures
Capital expenditure	10
Total assets	7,576	3,920
Total liabilities	6,911	5,565
External customers [Member]
Revenues
Revenue	425,940	425,215	384,565
External customers [Member] | Operating segments [Member]
Revenues
Revenue	425,940	425,215	384,565
External customers [Member] | Operating segments [Member] | North Asia (Segment) [Member]
Revenues
Revenue	103,647	101,533	93,931
External customers [Member] | Operating segments [Member] | Thailand (Segment) [Member]
Revenues
Revenue	213,424	206,485	152,935
External customers [Member] | Operating segments [Member] | ROW (Segment) [Member]
Revenues
Revenue	108,869	117,197	137,699
Intersegment [Member] | Operating segments [Member]
Revenues
Revenue	10,776	1,934	2,481
Intersegment [Member] | Operating segments [Member] | North Asia (Segment) [Member]
Revenues
Revenue	4,076	890	2,522
Intersegment [Member] | Operating segments [Member] | Thailand (Segment) [Member]
Revenues
Revenue	392	1,044	(41)
Intersegment [Member] | Operating segments [Member] | ROW (Segment) [Member]
Revenues
Revenue	6,308
Intersegment [Member] | Corporate expense adjustments and eliminations [Member]
Revenues
Revenue	$ (10,776)	$ (1,934)	$ (2,481)